Expense Example - Pharmaceuticals UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	673	1,191	2,614	281	971	1,685	3,576